THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

EXECUTIVE VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2009)

SURVIVORSHIP VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2009)

Following the close of business on the last business day of 2009, and starting on your 2010 policy anniversary, this Supplement amends certain information in your Executive Variable Universal Life Prospectus and Survivorship Variable Universal Life Prospectus as indicated below.

The following replaces the “OBRA Expense Charge” section in the Transaction Fees table of the Executive Variable Universal Life Prospectus:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
OBRA Expense Charge (federal deferred acquisition cost charge)[1]	Upon each Premium Payment	1.00% of Premium Payment	No maximum - Charges may increase to reflect actual costs

Footnote 1 to the Transaction Fees table has been replaced with the following:

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Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge of 1.00% against each Premium Payment to compensate us for the additional corporate income tax burden resulting from OBRA.

The following rows in the Periodic Charges (Other than Portfolio Operating Expenses) table in the Executive Variable Universal Life Prospectus are replaced as follows:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Minimum Charge[4]		$0.01488 per $1,000 of net amount at risk	$0.03500 per $1,000 of net amount at risk
Charge for Insured Issue Age 45, Guaranteed Issue Non Tobacco underwriting classification[5]		$0.06651 per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]	$0.18417 per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year) [5]
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[6]		$25.28	$43.88
Minimum Charge[7]		$6.82	$12.80
Charge for Insured Issue Age 45, Guaranteed Issue underwriting classification		$6.98	$12.98

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Policy Debt Expense Charge	Monthly, on each Monthly Processing Date when there is Policy Debt

When the Insured is Attained Age 99 and below:

0.45% annually (0.0375% monthly rate) of Policy Debt for Policy Years 1-10

0.35% annually (0.02917% monthly rate) of Policy Debt for Policy Years 11 and above

When the Insured is Attained Age 100 and above:

0.00% annually of Policy Debt

All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt
Payment of Selected Monthly Premium Upon Total Disability[12]	Monthly, on each Monthly Processing Date
Maximum Charge[13]		The greater of $0.031 per $1.00 of Selected Monthly Premium, or $0.049 per $1.00 of Specified Monthly Charges	The greater of $0.092 per $1.00 of Selected Monthly Premium, or $0.147 per $1.00 of Specified Monthly Charges
Minimum Charge[14]		$0.002 per $1.00 of Selected Monthly Premium	$0.007 per $1.00 of Selected Monthly Premium
Charge for Insured Attained Age 45		$0.009 per $1.00 of Selected Monthly Premium	$0.028 per $1.00 of Selected Monthly Premium
Payment of Specified Monthly Charges Upon Total Disability[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		$0.049 per $1.00 of Specified Monthly Charges	$0.147 per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.002 per $1.00 of Specified Monthly Charges	$0.006 per $1.00 of Specified Monthly Charges
Charge for Insured Attained Age 45		$0.011 per $1.00 of Specified Monthly Charges	$0.034 per $1.00 of Specified Monthly Charges

Footnote 4 of the Periodic Charges (Other than Portfolio Operating Expenses) table in the Executive Variable Universal Life Prospectus has been replaced with the following:

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The minimum Cost of Insurance Charge assumes that the Policy is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Age 27, Premier Non-Tobacco underwriting classification. The minimum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.

The following replaces the second and third paragraphs of the “Charges and Deductions – Premium Expense Charges” section of the Executive Variable Universal Life Prospectus:

Due to a federal tax law change under the OBRA, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We make a charge of 1.00% against each Premium Payment to compensate us for this additional corporate tax burden.

The total amount of the current charges attributable to state premium taxes and OBRA, as described above, is 3.00% of each Premium Payment. Tax charges may increase to reflect changes in tax laws.

The following replaces the third and fifth bullet points of the “Charges and Deductions – Monthly Policy Charges and Service Charges” section in the Executive Variable Universal Life Prospectus:

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Monthly Administrative Charge. This charge, which varies based on the Insured’s Issue Age and underwriting classification on the Date of Issue and Policy Year, is for administrative expenses, including costs of Premium Payment collection, processing claims, keeping records, and communicating with Owners. The current charge ranges from $6.82 to $25.28 per month.

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Monthly Policy Debt Expense Charge. This charge is deducted for the expenses and taxes associated with Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently, for Policies with the Surrender of Policy Endorsement, the charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.45% (0.0375% monthly rate) of Policy Debt for the first ten Policy Years, and 0.35% (0.02917% monthly rate) of Policy Debt for Policy Years 11 and beyond. For Policies without the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.39% (0.0325% monthly rate) of Policy Debt for the first ten Policy Years and 0.29% (0.02417% monthly rate) of Policy Debt for Policy Years 11 and beyond. The current charge for all Policies when the Insured is Attained Age 100 and above is 0.00% annually of Policy Debt.

The following replaces the “OBRA Expense Charge” section in the Transaction Fees table in the Survivorship Variable Universal Life Prospectus:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
No maximum - Charges may increase to reflect actual costs
OBRA Expense Charge (federal deferred acquisition cost charge)[1]	Upon each Premium Payment	1.00% of Premium Payment

Footnote 1 to the Transaction Fees table has been replaced with the following:

[1]

Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended, (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge of 1.00% against each Premium Payment to compensate us for corporate income taxes.

The following rows in the Periodic Charges (Other than Portfolio Operating Expenses) table in the Survivorship Variable Universal Life Prospectus are replaced as follows:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Mortality and Expense Risk Charge – Invested Assets Component	Monthly, on each Monthly Processing Date	0.10% annually (0.00833% monthly rate) of Invested Assets in Policy Years 1-20 0.05% annually (0.00417% monthly rate) of Invested Assets in Policy Years 21 and above	0.90% annually (0.075% monthly rate) of Invested Assets
Administrative Charge	Monthly, on each Monthly Processing Date	$6.42	$7.50
Policy Debt Expense Charge	Monthly, on each Monthly	When the younger Insured is	All Policy Years 2.00%

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Processing Date when there is Policy Debt

Attained Age 99 and below.

0.90% annually (0.075% monthly rate) of Policy Debt for Policy Years 1-10

0.35% annually (0.02917% monthly rate) of Policy Debt for Policy Years 11 and above

When the younger Insured is Attained Age 100 and above:

0.00% annually of Policy Debt

annually (0.16667% monthly rate) of Policy Debt

The following replaces the second and third paragraphs of the “Charges and Deductions – Premium Expense Charges” section in the Survivorship Variable Universal Life Prospectus:

Due to a federal tax law change under OBRA, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We make a charge of 1.00% against each Premium Payment to compensate us for this additional corporate tax burden.

The total amount of the current charges attributable to state premium taxes and OBRA, as described above, is 3.00% of each Premium Payment. Tax charges may increase to reflect changes in tax laws.

The following replaces the second, fourth and seventh bullet points of the “Charges and Deductions – Monthly Policy Charges and Service Charges” section in the Survivorship Variable Universal Life Prospectus:

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Monthly Mortality and Expense Risk Charge—Invested Assets Component. The maximum amount of the charge deducted is equal to an annual rate of 0.90% (0.075% monthly rate) of Invested Assets. Currently the charge is equal to an annual rate of 0.10% (0.00833% monthly rate) of Invested Assets in policy years 1-20 and 0.05% (0.00417% monthly rate) of Invested Assets in policy years 21 and later. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge.

•

Monthly Administrative Charge. This charge is for administrative expenses, including costs of Premium Payment collection, processing claims, keeping records and communicating with Owners. Currently this charge is $6.42, with a maximum of $7.50.

•

Monthly Policy Debt Expense Charge. This charge is deducted for the expenses and taxes associated with the Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently the charge when the younger Insured is Attained Age 99 and below is equal to an annual rate of 0.90% (0.075% monthly rate) of Policy Debt for Policy Years one through ten and 0.35% (0.02917% monthly rate) of Policy Debt for Policy Years 11 and thereafter. The current charge when the younger Insured is Attained Age 100 and above is 0.00% annually of Policy Debt.

Please read this Supplement carefully and keep it with your Prospectuses for future reference.

This Supplement is dated December 31, 2009.

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